Schedule of Fair Value of Bitcoin (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 09, 2025
PROCAP BTC, LLC [Member]
Crypto Asset, Fair Value	$ 565,404,018	$ 530,796,383